Discontinued Operations (Details) - USD ($)			6 Months Ended
	Mar. 28, 2024	Dec. 12, 2023	Jun. 30, 2024	Jun. 30, 2023
Discontinued Operations [Abstract]
Cash	$ 400,000	$ 300,000
Gain on disposal of the subsidiary	377,752	67,451	$ 256,925	$ (346,844)
Sell of equity ownership	400,000	300,000
Net assets	$ 22,248	$ 232,549